CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	May 31, 2019	May 31, 2018
Current assets
Cash	$ 4,603,062	$ 4,817,357
Trade receivables and other	669,174	380,421
Total current assets	5,272,236	5,197,778
Non-current assets
Royalty, stream, and other interests	56,260,383	17,030,963
Investment in Silverback	2,191,433	2,412,873
Total non-current assets	58,451,816	19,443,836
TOTAL ASSETS	63,724,052	24,641,614
Current liabilities
Trade and other payables	1,610,462	357,006
Loans payable	2,798,975	178,980
Total current liabilities	4,409,437	535,986
Non-current liabilities
Loans payable		8,652,673
Deferred income tax liabilities	145,221	197,314
Total non-current liabilities	145,221	8,849,987
Total liabilities	4,554,658	9,385,973
EQUITY
Share capital	83,058,255	35,859,181
Reserves	7,396,376	6,424,470
Deficit	(31,285,237)	(27,028,010)
Total equity	59,169,394	15,255,641
TOTAL LIABILITIES AND EQUITY	$ 63,724,052	$ 24,641,614